Changes in significant accounting policies	12 Months Ended
Dec. 31, 2020
Disclosure Of Changes In Significant Accounting Policies [Abstract]
Changes in significant accounting policies
5	Changes in significant accounting policies

Changes in significant accounting policies for the years ended December 31, 2020 and 2019 are reported below.

(A) COVID-19 Related Rent Concessions

In response to the COVID-19 coronavirus pandemic, in May 2020, the IASB issued an amendment to IFRS 16 “Leases” to provide practical relief for lessees in accounting for rent concessions. Under the practical expedient, lessees are not required to assess whether eligible rent concessions are lease modifications, and instead are permitted to account for them as if they were not lease modifications. Rent concessions are eligible for the practical expedient if they occur as a direct consequence of the COVID-19 pandemic and if all of the following criteria are met: (i) the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change; (ii) any reduction in lease payments affects only payments originally due on or before June 30, 2021; and (iii) there is no substantive change to the other terms and conditions of the lease. The amendment is effective for annual periods beginning on or after June 1, 2020. Earlier application is permitted. The Group has adopted the amendment early and applied the practical expedient consistently to eligible rent concessions. The Group has applied the amendment retrospectively. The amendment had no impact on retained earnings as at January 1, 2020.

Due to the adoption of such amendment, the Group recognised lease incentives of 1,799 in the consolidated statement of profit or loss for the year ended December 31, 2020 (see note 34).

(B) Other standards

A number of other new standards are also effective from January 1, 2020 but they did not have a material effect on the Group’s consolidated financial statements. Specifically, the adoption by the Group of “Definition of a Business” (Amendments to IFRS 3) and “Interest Rate Benchmark Reform” (Amendments to IFRS 9, IAS 39 and IFRS 7) did not impact its consolidated financial statements.

(C) IFRS 16 “Leases”

The Group applied IFRS 16 “Leases” from January 1, 2019 (date of initial application). The Group applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognised in retained earnings as at January 1, 2019. Accordingly, the comparative information presented for 2018 is not restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations.

As at January 1, 2019, December 31, 2020 and 2019 the Group does not act as lessor in any lease contracts.

The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not generally been applied to comparative information.

Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 “Determining whether an Arrangement contains a Lease”. The Group now assesses whether a contract is or contains a lease based on the definition of a lease, as explained in note 4(f).

On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease under IFRS 16. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.

As a lessee, the Group leases many assets including property, vehicles, IT and office equipment. The Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS 16, the Group recognises right-of-use assets and lease liabilities for most of these leases – i.e. these leases are on-balance sheet.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone price. However, for leases of property the Group has elected to separate non-lease components.

Previously, the Group classified property leases as operating leases under IAS 17. On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at January 1, 2019 (see description on impact of transition below).

Right-of-use assets were measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments. The Group applied this approach to all leases.

The Group used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group: (a) did not recognise right-of-use assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application; (b) did not recognise right-of-use assets and liabilities for leases of low value assets (e.g. IT equipment); (c) excluded initial direct costs from the measurement of the right-of-use assets at the date of initial application; and (d) used hindsight when determining the lease term.

On transition to IFRS 16, the Group recognised additional right-of-use assets and additional lease liabilities, recognising the difference of nil in retained earnings. The impact on transition is summarised in the tables reported below.

Impact on the consolidated statement of financial position as at January 1, 2019

Right-of-use assets	56,758
Decrease of right-of-use assets for lease incentives	(960)
Decrease of other liabilities for lease incentives	960
Lease liabilities	(56,758)
Retained earnings	—

Due to adoption of IFRS 16 as at January 1, 2019, lease incentives of 960 were reclassified from other liabilities to right-of-use assets.

Reconciliation of operating lease to lease liabilities as at January 1, 2019

Operating lease commitments as at December 31, 2018 as disclosed under IAS 17 in the Group’s consolidated financial statements	80,740
Effect due to discounted using the incremental borrowing rate as at January 1, 2019	63,320
Effect due to recognition exemption for leases of low-value assets	(33)
Effect due to recognition exemption for leases with less than 12 months of lease term at transition	(1,744)
Effect due to extension options and other	(4,785)
Lease liabilities recognised as at January 1, 2019	56,758

When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate as at January 1, 2019. The weighted-average rate applied was 5.04%.

For the impact of IFRS 16 on profit or loss for the years ended December 31, 2020 and 2019, see note 9. For the impact of IFRS 16 on the Adjusted EBITDA for the years ended December 31, 2020 and 2019, see note 41. For the details of accounting policies under IFRS 16 and IAS 17, see note 4(f).